Shareholders' equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Translation adjustment on foreign subsidiaries	$ 79,357	$ (184,446)	$ 81,413
Attributable to NEXA's shareholders	1,002,934	813,930
Attributable to non-controlling interests	286,629	246,363
Reserve Of Exchange Differences On Translation Including Non Controlling Interest [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(375,913)	(191,467)	(272,880)
Translation adjustment on foreign subsidiaries	79,357	(184,446)	81,413
Ending balance, value	(296,556)	(375,913)	(191,467)
Reserve Of Cash Flow Hedges Including Non Controlling Interest [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	834	725	1,262
Cash flow hedge accounting, net of income tax	(3,801)	109	(537)
Ending balance, value	(2,967)	834	725
Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(18,357)	(16,064)	(14,213)
Changes in fair value of financial liabilities related to changes in the Company's own credit risk	(218)	(1,037)	(385)
Changes in fair value of investments in equity instruments	126	(1,256)	(1,466)
Ending balance, value	(18,449)	(18,357)	(16,064)
Accumulated Other Comprehensive Income Including Non Controlling Interest [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	(393,436)	(206,806)	(285,831)
Translation adjustment on foreign subsidiaries	79,357	(184,446)	81,413
Cash flow hedge accounting, net of income tax	(3,801)	109	(537)
Changes in fair value of financial liabilities related to changes in the Company's own credit risk	(218)	(1,037)	(385)
Changes in fair value of investments in equity instruments	126	(1,256)	(1,466)
Ending balance, value	(317,972)	$ (393,436)	$ (206,806)
Attributable to NEXA's shareholders	(266,300)
Attributable to non-controlling interests	$ (51,672)